Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS:
Cash and cash equivalents	$ 986,605	$ 517,250
Restricted cash and cash equivalents	320,453	282,074
Accounts receivable, net of allowance of $392 and $6,956 at December 31, 2017 and 2016, respectively	517,436	992,153
Inventories, net	391,437	555,671
Prepaid expenses and other current assets	43,098	77,523
Income taxes receivable	12,048	47,803
Assets held for sale	0	116,985
Total current assets	2,271,077	2,589,459
MARKETABLE SECURITIES	1,456	2,267
PROPERTY, PLANT AND EQUIPMENT, NET	523,971	669,596
GOODWILL	4,450,082	4,729,395
OTHER INTANGIBLES, NET	4,317,684	5,859,297
DEFERRED INCOME TAXES	11,582	7,817
OTHER ASSETS	59,728	417,278
TOTAL ASSETS	11,635,580	14,275,109
CURRENT LIABILITIES:
Accounts payable and accrued expenses	1,096,825	1,454,084
Current portion of legal settlement accrual	1,087,793	1,015,932
Current portion of long-term debt	34,205	131,125
Income taxes payable	2,086	9,266
Liabilities held for sale	0	24,338
Total current liabilities	2,220,909	2,634,745
DEFERRED INCOME TAXES	43,131	192,297
LONG-TERM DEBT, LESS CURRENT PORTION, NET	8,242,032	8,141,378
LONG-TERM LEGAL SETTLEMENT ACCRUAL, LESS CURRENT PORTION	210,450	0
OTHER LIABILITIES	434,178	605,100
COMMITMENTS AND CONTINGENCIES (NOTE 14)
SHAREHOLDERS’ EQUITY:
Euro deferred shares, $0.01 par value; 4,000,000 shares authorized and issued at both December 31, 2017 and December 31, 2016	48	42
Ordinary shares, $0.0001 par value; 1,000,000,000 shares authorized; 223,331,706 and 222,954,175 shares issued and outstanding at December 31, 2017 and December 31, 2016, respectively	22	22
Additional paid-in capital	8,791,170	8,743,240
Accumulated deficit	(8,096,539)	(5,688,281)
Accumulated other comprehensive loss	(209,821)	(353,434)
Total shareholders’ equity	484,880	2,701,589
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 11,635,580	$ 14,275,109